CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Net income	$ 186,185	$ 174,959
Other comprehensive income (loss), net of tax
Unrealized gains (losses) on derivatives, net of tax of $(4,401) and $3,039, respectively	24,456	(16,894)
Realized (gains) losses on derivatives in net income, net of tax of $(3,365) and $1,276, respectively	17,283	(8,525)
Change in pension and postretirement benefit plan liability, net of tax of $(1,360) and $(1,035), respectively	2,041	1,553
Other comprehensive income (loss) on investments in unconsolidated affiliates, net of tax of $(58) and $884, respectively	325	(4,917)
Total other comprehensive income (loss), net of tax	44,105	(28,783)
Comprehensive income	230,290	146,176
Less: Comprehensive income attributable to noncontrolling interest	127,641	70,102
Comprehensive income attributable to ONEOK	$ 102,649	$ 76,074